Accumulated other comprehensive loss (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Total	$ (6,062)	$ (9,175)
Total
Cash flows hedges realized loss	(14,998)	(15,548)
Actuarial pension gain	4,802	1,467
Total	(10,196)	(14,081)
Attributable to Dryships Inc.
Cash flows hedges realized loss	(8,915)	(10,130)
Actuarial pension gain	2,853	955
Total	(6,062)	(9,175)
Attributable to non controlling interest
Cash flows hedges realized loss	(6,083)	(5,418)
Actuarial pension gain	1,949	512
Total	$ (4,134)	$ (4,906)